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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2003

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
________________________________________________________________________________
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
________________________________________________________________________________
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
________________________________________________________________________________
Name                               (Title)                            (Phone)



                                        ________________________________________
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ________________________________________
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total: $         184509.168
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional  Investment Managers with respect
to which this schedule is filed (other than the one filing this report):   (List
in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional   Investment Managers after
they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   _____________ _____________________     _____________ _____________________
1.                                      6.
   _____________ _____________________     _____________ _____________________
2.                                      7.
   _____________ _____________________     _____________ _____________________
3.                                      8.
   _____________ _____________________     _____________ _____________________
4.                                      9.
   _____________ _____________________     _____________ _____________________
5.                                      10.
   _____________ _____________________     _____________ _____________________

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          261.885           8500       SH         SOLE        00        8500
AOL TIME WARNER  COM     00184A105           83.528           5528       SH         SOLE        00        5528
AGERE SYS INC    CL A    00845V100            0.012              4       SH         SOLE        00           4
AGERE SYS INC    CL B    00845V209            0.228             79       SH         SOLE        00          79
ALEXANDRIA REAL  COM     015271109          216.135           4500       SH         SOLE        00        4500
AMERICAN INTL G  COM     026874107         7935.885         137537       SH         SOLE        00      137537
ARCHSTONE SMITH  COM     039583109          184.660           7000       SH         SOLE        00        7000
AUTOMATIC DATA   COM     053015103         6500.681         181330       SH         SOLE        00      181330
BP PLC           SPONSO  055622104           94.683           2249       SH         SOLE        00        2249
BANK ONE CORP    COM     06423A103           86.963           2250       SH         SOLE        00        2250
BED BATH & BEYO  COM     075896100         6914.398         181100       SH         SOLE        00      181100
BOSTON PROPERTI  COM     101121101          217.350           5000       SH         SOLE        00        5000
BRISTOL MYERS S  COM     110122108          201.842           7866       SH         SOLE        00        7866
CBL & ASSOC PPT  COM     124830100           49.900           1000       SH         SOLE        00        1000
CABLEVISION SYS  CL A N  12686C109         5506.328         304217       SH         SOLE        00      304217
CISCO SYS INC    COM     17275R102         9339.768         477982       SH         SOLE        00      477982
CITIGROUP INC    COM     172967101         9074.466         199395       SH         SOLE        00      199395
COLGATE PALMOLI  COM     194162103         7188.013         128610       SH         SOLE        00      128610
CONSOLIDATED ED  COM     209115104           40.760           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          208.125           7500       SH         SOLE        00        7500
DELL INC         COM     24702R101         9846.410         294891       SH         SOLE        00      294891
DEVELOPERS DIVE  COM     251591103          298.700          10000       SH         SOLE        00       10000
DUKE REALTY COR  COM NE  264411505          204.400           7000       SH         SOLE        00        7000
E M C CORP MASS  COM     268648102        10119.093         801195       SH         SOLE        00      801195
EQUITY OFFICE P  COM     294741103          343.685          12484       SH         SOLE        00       12484
EQUITY RESIDENT  SH BEN  29476L107          175.680           6000       SH         SOLE        00        6000
ESSEX PPTY TR I  COM     297178105          250.840           4000       SH         SOLE        00        4000
EXXON MOBIL COR  COM     30231G102          175.680           4800       SH         SOLE        00        4800
FEDERAL HOME LN  COM     313400301         7387.580         141119       SH         SOLE        00      141119
FEDERAL NATL MT  COM     313586109           46.753            666       SH         SOLE        00         666
FIRST DATA CORP  COM     319963104         7064.728         176795       SH         SOLE        00      176795
GENERAL ELEC CO  COM     369604103         7950.983         266722       SH         SOLE        00      266722
GOLDMAN SACHS G  COM     38141G104          201.360           2400       SH         SOLE        00        2400
GUIDANT CORP     COM     401698105           18.740            400       SH         SOLE        00         400
HOME DEPOT INC   COM     437076102          118.164           3710       SH         SOLE        00        3710
ISTAR FINL INC   COM     45031U101          272.650           7000       SH         SOLE        00        7000
INTEL CORP       COM     458140100         9467.154         344135       SH         SOLE        00      344135
INTERNATIONAL B  COM     459200101         7378.293          83531       SH         SOLE        00       83531
INTERNET HOLDRS  DEPOSI  46059W102            4.257            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         8016.892         161892       SH         SOLE        00      161892
KIMCO REALTY CO  COM     49446R109          245.820           6000       SH         SOLE        00        6000
LEE ENTERPRISES  COM     523768109          531.713          13750       SH         SOLE        00       13750
MBNA CORP        COM     55262L100         8183.285         358916       SH         SOLE        00      358916
MEDCO HEALTH SO  COM     58405U102            2.386             92       SH         SOLE        00          92
MEDTRONIC INC    COM     585055106         7250.782         154535       SH         SOLE        00      154535
MERCK & CO INC   COM     589331107         6152.355         121540       SH         SOLE        00      121540
MERISTAR HOSPIT  COM     58984Y103           49.560           7000       SH         SOLE        00        7000
MERRILL LYNCH &  COM     590188108         8682.834         162205       SH         SOLE        00      162205
MICROSOFT CORP   COM     594918104         8259.410         297208       SH         SOLE        00      297208
OPENWAVE SYS IN  COM     683718100            0.422            100       SH         SOLE        00         100
PEPSICO INC      COM     713448108           14.895            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         6652.734         218984       SH         SOLE        00      218984
PROLOGIS         SH BEN  743410102          272.250           9000       SH         SOLE        00        9000
SCANA CORP NEW   COM     80589M102           68.500           2000       SH         SOLE        00        2000
SIMON PPTY GROU  COM     828806109          217.900           5000       SH         SOLE        00        5000
TELE NORTE LEST  SPON A  879246106            2.440            175       SH         SOLE        00         175
TELECOMUNICACOE  SPONSO  879287308           48.270           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           34.493            973       SH         SOLE        00         973
TELESP CELULAR   SPON A  87952L108            4.348            933       SH         SOLE        00         933
TRAVELERS PPTY   CL A    89420G109            0.969             61       SH         SOLE        00          61
TRAVELERS PPTY   CL B    89420G406            2.033            128       SH         SOLE        00         128
TYCO INTL LTD N  COM     902124106           86.010           4210       SH         SOLE        00        4210
VIACOM INC       CL A    925524100           11.520            300       SH         SOLE        00         300
VIACOM INC       CL B    925524308         6489.246         169432       SH         SOLE        00      169432
VORNADO RLTY TR  SH BEN  929042109          192.160           4000       SH         SOLE        00        4000
WAL MART STORES  COM     931142103         7527.631         134783       SH         SOLE        00      134783
WELLS FARGO & C  COM     949746101           33.475            650       SH         SOLE        00         650
ZIMMER HLDGS IN  COM     98956P102           44.080            800       SH         SOLE        00         800